Financial instruments (Details 7) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (6,587)
Exchange variation recorded in the period on OCI / IR and CSL	1,268
Exchange variation transferred to profit or loss / IR and CSL	1,091
Ending balance	(4,228)
Exchange Variation [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(9,981)
Exchange variation recorded in the period on OCI / IR and CSL	1,921
Exchange variation transferred to profit or loss / IR and CSL	1,653
Ending balance	(6,407)
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,394
Exchange variation recorded in the period on OCI / IR and CSL	(653)
Exchange variation transferred to profit or loss / IR and CSL	(562)
Ending balance	R$ 2,179